Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2026
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalent	Cash and cash equivalents consist of the following:

(Dollars in millions)
	As of
	March 31, 2026	March 31, 2025
Cash and bank deposits	2,341	2,861
Total Cash and cash equivalents	2,341	2,861